SCHEDULE OF CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash	$ 53,233	¥ 377,947	¥ 526,740
Term deposits	76,813	545,368	915,845
Short-term investments	59,516	422,559	412,031
Total current assets	230,061	1,633,413	2,147,889
Non-current asset:
Total non-current assets	21,223	150,675	165,202
Total assets	251,284	1,784,088	2,313,091
Current liabilities
Accrued expenses and other current liabilities	17,541	124,540	242,724
Total current liabilities	82,537	586,002	744,506
Total liabilities	82,967	589,050	753,149
Shareholders’ equity:
Additional paid-in capital	1,578,972	11,210,542	11,184,360
Treasury stock	17,028	120,899	120,899
Accumulated other comprehensive loss	(8,074)	(57,327)	(78,613)
Accumulated deficit	(1,384,747)	(9,831,562)	(9,421,840)
Total shareholders’ Equity	168,317	1,195,038	1,559,942	¥ 2,305,271	¥ (2,603,324)
Total liabilities and shareholders’ equity	251,284	1,784,088	2,313,091
Common Class A [Member]
Shareholders’ equity:
Class B Ordinary Shares	27	195	193
Common Class B [Member]
Shareholders’ equity:
Class B Ordinary Shares	$ 2	17	17
Parent Company [Member]
Current assets
Cash		20,475	64,344
Term deposits		85,522	713,872
Short-term investments		39,197	62,681
Other current assets		13	13
Total current assets		145,207	840,910
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries		1,108,131	857,362
Total non-current assets		1,108,131	857,362
Total assets		1,253,338	1,698,272
Current liabilities
Accrued expenses and other current liabilities		52,372	135,054
Total current liabilities		52,372	135,054
Total liabilities		52,372	135,054
Shareholders’ equity:
Additional paid-in capital		11,210,542	11,184,360
Treasury stock		(120,899)	(120,899)
Accumulated other comprehensive loss		(57,327)	(78,613)
Accumulated deficit		(9,831,562)	(9,421,840)
Total shareholders’ Equity		1,200,966	1,563,218
Total liabilities and shareholders’ equity		1,253,338	1,698,272
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity:
Class B Ordinary Shares		195	193
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity:
Class B Ordinary Shares		¥ 17	¥ 17